ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2018
Accounting policies [abstract]
Disclosure of significant accounting policies [text block]

1 ABOUT THESE CONSOLIDATED FINANCIAL STATEMENTS

Reporting entity

The DRDGOLD Group is primarily involved in the retreatment of surface gold. The consolidated financial statements comprise the Company and its subsidiaries who are all wholly owned subsidiaries and solely operates in South Africa (collectively the “Group” and individually “Group Companies”). DRDGOLD Limited is domiciled in South Africa with a registration number of 1895/000926/06. The registered address of the company is 1 Sixty Jan Smuts Building, 2nd Floor - North Tower, 160 Jan Smuts Avenue, Rosebank, 2196.

Basis of accounting

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) and its interpretations adopted by the International Accounting Standards Board (IASB).

The consolidated financial statements were approved by the board of directors on October 24, 2018.

Functional and presentation currency

The Group's functional and reporting currency is South African rand. The amounts in these consolidated financial statements are rounded to the nearest million unless stated otherwise. Significant exchange rates applied during the year are set out in the table below:

South African rand / US dollar

2018

2017

2016

Spot rate at year end

13.72

13.05

14.68

Average rate for the financial year

12.85

13.59

14.5

Basis of measurement

The consolidated financial statements are prepared on the historical cost basis, unless otherwise stated.

Basis of consolidation

Subsidiaries

Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

Transactions eliminated on consolidation

Intra-group balances, transactions and any unrealised gains and losses or income and expenses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements.

2 USE OF ACCOUNTING ASSUMPTIONS, ESTIMATES AND JUDGEMENTS

The preparation of the consolidated financial statements requires management to make accounting assumptions, estimates and judgements that affect the application of the Group's accounting policies and reported amounts of assets and liabilities, income and expenses.

Accounting assumptions, estimates and judgements are reviewed on an ongoing basis. Revisions to reported amounts are recognised in the period in which the revision is made and in any future periods affected. Actual results may differ from these estimates.

Information about assumptions and estimates in applying accounting policies that have the most significant effect on the amounts recognised in the consolidated financial statements are included in the notes:

NOTE 9 PROPERTY, PLANT AND EQUIPMENT

NOTE 10 PROVISION FOR ENVIRONMENTAL REHABILITATION

NOTE 17 INCOME TAX

NOTE 24.2 LONG-TERM RECEIVABLE

Information about significant judgements in applying accounting policies that have the most significant effect on the amounts recognised in the consolidated financial statements are included in the notes:

NOTE 23 ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE

NOTE 24.2 LONG-TERM RECEIVABLE

NOTE 25 CONTINGENT ASSETS AND LIABILITIES

3 NEW STANDARDS, AMENDMENTS TO STANDARDS AND INTERPRETATIONS NOT YET ADOPTED

At the date of authorisation of these consolidated financial statements, the following relevant standards, amendments to standards and interpretations that may be applicable to the business of the Group were in issue but not yet effective and may therefore have an impact on future consolidated financial statements. These new standards, amendments to standards and interpretations will be adopted at their effective dates.

IFRS 2 Share-based payment amendments (Effective date 1 July 2018)

Measurement of cash-settled share-based payments – There is currently no guidance in IFRS 2 on how to measure the fair value of the liability in a cash-settled share based payment. The amendments clarify that a cash-settled share-based payment is measured using the same approach as for equity-settled share-based payments – i.e. the modified grant date method. Therefore, in measuring the liability, market and non-vesting conditions are taken into account in measuring its fair value and the number of awards to receive cash is adjusted to reflect the best estimate of those expected to vest as a result of satisfying service and any non-market performance conditions.

The Group has assessed that the amendment to IFRS 2 will not have a significant impact on the Group as market and non-vesting conditions are being taken into account in measuring its fair value and the number of awards to receive cash is already adjusted to reflect the best estimate of those expected to vest as a result of satisfying service and any non-market performance conditions.

IFRS 9 Financial Instruments (Effective date 1 July 2018)

The standard sets out requirements for recognising and measuring financial instruments and supersedes IAS 39 Financial Instruments. It contains new criteria for determining the classification of financial instruments which is based on the business model of the entity and the nature of cash flows. In addition, the financial instruments impairment model has been changed from an “incurred loss” model in IAS 39 to an “expected credit loss” model in IFRS 9. The resultant effect being that it will no longer be necessary for a loss event to occur before an impairment loss is recognised.

The Group has assessed that the following changes will occur as a result:

• The new classification if applied at 30 June 2018 would not have a significant impact on the accounting of financial assets and financial liabilities. Investment in other entities (equity instruments) will be designated at fair value through other comprehensive income; and

• The method of determining impairment of long-term and other receivables will have to change to reflect the “expected credit loss” model. Management has made an assessment of the magnitude of the changes to the impairment model. This is not expected to have a significant impact.

IFRS 15 Revenue from contracts with customers (Effective date 1 July 2018)

The standard contains a single model that applies to contracts with customers superseding the revenue standard IAS 18 Revenue and IAS 11 Construction contracts. It contains two approaches to recognising revenue: at a point in time or over time. The model features a contract-based five-step analysis of transactions to determine whether, how much and when revenue is recognised. The standard also introduces new qualitative and quantitative disclosures related to customer contracts and significant judgements applied.

The Group has assessed that there will be no impact on adopting IFRS 15, and revenue recognition will remain unchanged as follows:

• Rand Refinery is assessed as being an agent, selling gold and silver on behalf of the Group;

• Revenue is recognised on the date that control of gold and silver pass to the buyer, which is the date on which Rand Refinery sells the gold on the Group’s behalf.

• This is the same date as when significant risks and rewards passes under IAS 18 Revenue.

IFRS 16 Leases (Effective date 1 July 2019)

The standard sets out the principles for recognition, measurement, presentation and disclosure of leases for both parties to a contract, i.e the customer (“lessee”) and the supplier (“lessor”). The standard supersedes the current leases standard IAS 17 Leases. The standard has one model for lessees which contains increased focus on the assessment of whether a transaction is a lease. Lessees will now recognise most leases on the statement of financial position. No significant changes have been included for lessors.

The Group has commenced with analysing each contract included in the register of contracts compiled by the procurement department in order to assess whether these contain a lease and the impact that the standard will have on the Group.

REVENUE

ACCOUNTING POLICIES

Revenue comprise the sale of gold bullion and silver bullion (produced as a by-product).

Revenue is recognised to the extent that it is probable that economic benefits will flow to the Group and the amount of revenue can be reliably measured. Revenue is stated at the fair value of the consideration received or receivable, which is based on the afternoon London Bullion Market fixing price on the date the significant risks and rewards of ownership have been transferred to the buyer.

The significant risks and rewards of ownership transfer to the buyer when Rand Refinery Limited (“Rand Refinery“), acting as an agent for the sale of all gold produced by the Group, delivers the gold to the buyer and the sales price is fixed, as evidenced by the certificate of sale.

5.2

OTHER INCOME

ACCOUNTING POLICIES

Income is recognised where it is probable that the economic benefits associated with a transaction will flow to the Group and they can be reliably measured.

Other income is generally income earned from transactions outside the course of the Group’s ordinary activities and may include gains or losses on disposal of property, plant and equipment.

FINANCE INCOME

ACCOUNTING POLICY

Finance income includes interest received, growth in the environmental rehabilitation obligation funds and the unwinding of the long-term receivable.

FINANCE EXPENSE

ACCOUNTING POLICY

Finance expenses comprise interest payable on financial instruments measured at amortised cost calculated using the effective interest method, unwinding of the provision for environmental rehabilitation, interest on finance leases and the fair value adjustment on the initial recognition of the long-term receivable.

9

PROPERTY, PLANT AND EQUIPMENT

SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES

Impairment of property, plant and equipment

The recoverable amount of the cash-generating-unit is determined using discounted future cash flows based on the life-of-mine plan. These calculations require the use of assumptions and estimates and are inherently uncertain and could change materially over time.

These assumptions and estimates include the market capitalisation of the Group, mineral reserves and resource estimates, production estimates, spot and future gold prices, foreign currency exchange rates, discount rates, estimates of costs to produce and future capital expenditure in determining the recoverable amount.

At year-end, the market capitalisation of the Group was higher than its net asset value. The decline in the rand gold price was however considered as an impairment indicator.

The Group has only one cash generating unit ("CGU") and calculated a recoverable amount based on updated life-of-mine plans, an average gold price of R550 411 per kilogram in year one escalating at an average of approximately 5.8% a year over the twelve-year life of mine, and a weighted average cost of capital of 11.2%.

Sensitivity analysis

The Group would begin impairment of the mining assets if the discount rate were to increase from 11.2% to 21.4%, or a 4.1% decrease in budgeted gold production or the rand gold price over the remaining life of the operation. The above sensitivities do not include a positive terminal value, relating to the disposal of any assets at the end of the useful life.

Depreciation

The calculation of the units-of-production rate of depreciation could be affected if actual production in the future varies significantly from current forecast production. This would generally arise when there are significant changes in any of the factors or assumptions used in estimating mineral reserves and resources. These factors could include:

• changes in mineral reserves and resources;

• the grade of mineral reserves and resources may vary from time to time;

• differences between actual commodity prices and commodity price assumptions;

• unforeseen operational issues at mine sites including planned extraction efficiencies; and

• changes in capital, operating, mining processing and reclamation costs, discount rates and foreign exchange rates.

Mineral reserves and resources estimates

The Group is required to determine and report mineral reserves and resources in accordance with the South African Code for the Reporting of Exploration Results, Mineral Resources and Mineral Reserves (SAMREC Code).

In order to calculate mineral reserves and resources, estimates and assumptions are required about a range of geological, technical and economic factors, including but not limited to quantities, grades, production techniques, recovery rates, production costs, transport costs, commodity demand, commodity prices and exchange rates.

Estimating the quantity and/or grade of mineral reserves and resources requires the size, shape and depth of reclamation sites to be determined by analysing geological data such as the logging and assaying of drill samples. This process may require complex and difficult geological judgements and calculations to interpret the data.

Because the assumptions used to estimate mineral reserves and resources change from period to period and because additional geological data is generated during the course of operations, estimates of mineral reserves and resources may change from period to period.

Mineral reserves and resource estimates prepared by management are reviewed by an independent mineral resources expert.

Changes in reported mineral reserves and resources may affect the Group’s life-of-mine plan, financial results and financial position in a number of ways including the following:

• asset carrying values may be affected due to changes in estimated future cash flows;

• depreciation charged to profit or loss may change where such charges are determined by the units-of-production method, or where the useful lives of assets change;

• decommissioning, site restoration and environmental provisions may change where changes in estimated mineral reserves and resources affect expectations about the timing or cost of these activities; and

• the carrying value of deferred tax assets and liabilities may change due to changes in estimates of the likely recovery of the tax benefits and charges.

PROPERTY, PLANT AND EQUIPMENT continued

ACCOUNTING POLICIES

Recognition and measurement

Property, plant and equipment comprise mine plant facilities and equipment, mine property and development (including mineral rights) and exploration assets. These assets (excluding exploration assets) are initially measured at cost, where after they are measured at cost less accumulated depreciation and accumulated impairment losses. Exploration assets are initially measured at cost, where after they are measured at cost less impairment losses.

Cost includes expenditure that is directly attributable to the acquisition or construction of the asset, as well as the costs of dismantling and removing an asset and restoring the site on which it is located. Subsequent costs are included in the asset’s carrying amount or recognised as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. Exploration and evaluation costs are capitalised as exploration assets on a project-by-project basis, pending determination of the technical feasibility and commercial viability of the project.

Depreciation

Depreciation of mine plant facilities and equipment, as well as mining property and development (including mineral rights) are calculated using the units of production method which is based on the life-of-mine of each site. The life-of-mine is primarily based on proved and probable mineral reserves and may include some resources. It reflects the estimated quantities of economically recoverable gold that can be recovered from reclamation sites based on the gold price estimated at the end of the financial year. Changes in the life-of-mine will impact depreciation on a prospective basis. The life-of-mine is prepared using a methodology that takes account of current information to assess the economically recoverable gold from specific reclamation sites and includes the consideration of historical experience. The depreciation method, estimated useful lives and residual values are reassessed annually and adjusted if appropriate. Any changes to useful lives may affect prospective depreciation rates and asset carrying values. The current estimated useful lives for mine property and development, as well as mine plant facilities and equipment are based on the life-of-mine of each site, currently between four (2017: two; 2016: six) and 12 (2017: 12; 2016: 10) years.

Impairment

Non-financial assets

The carrying amounts of property, plant and equipment are reviewed at each reporting date to determine whether there is any indication of impairment, or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If any such indication exists, the asset’s recoverable amount is estimated. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (CGUs). Each metallurgical plant or combination of plants that, together with its deposition facility, is capable of operating independently is considered to be a CGU.

The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. An impairment loss is recognized in profit or loss if the carrying amount of an asset or CGU exceeds its recoverable amount.

Exploration assets

Exploration assets are assessed for impairment if facts and circumstances suggest that the carrying amount exceeds the recoverable amount. When a license is relinquished or a project is abandoned, the related costs are recognised in profit or loss immediately.

Leased assets

Upon initial recognition, the leased asset are measured at amounts equal to the lower of the fair value of the leased asset and the present value of the minimum lease payments. Subsequent to initial recognition, the asset is accounted for in the same manner as owned property, plant and equipment.

Finance lease payments

Minimum lease payments are apportioned between the finance charge and the reduction of the outstanding liability. The finance charge is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.

PROVISION FOR ENVIRONMENTAL REHABILITATION

SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES

Estimates of future environmental rehabilitation costs are determined with the assistance of an independent expert and are based on the Group’s environmental management plans which are developed in accordance with regulatory requirements, the life-of-mine plan and the planned method of rehabilitation which is influenced by developments in trends and technology.

An average discount rate of 8.5% (2017: 8.8%), average inflation rate of 5.7% (2017: 5.9%) and the discount periods as per the expected life-of-mine were used in the calculation of the estimated net present value of the rehabilitation liability.

ACCOUNTING POLICIES

The net present value of the estimated rehabilitation cost as at reporting date is provided for in full. These estimates are reviewed annually and are discounted using a pre-tax risk-free rate that is adjusted to reflect the current market assessments of the time value of money and the risks specific to the obligation.

Annual changes in the provision consist of financing expenses relating to the change in the present value of the provision and inflationary increases in the provision, as well as changes in estimates.

The present value of dismantling and removing the asset created before production commenced (decommissioning liabilities) are capitalised to property, plant and equipment against an increase in the rehabilitation provision. If a decrease in the liability exceeds the carrying amount of the asset, the excess is recognised in profit or loss. If the asset value is increased and there is an indication that the revised carrying value is not recoverable, an impairment test is performed in accordance with the accounting policy dealing with impairments of property, plant and equipment. Over time, the liability is increased to reflect an interest element, and the capitalised cost is depreciated over the life of the related asset. Cash costs incurred to rehabilitate these disturbances are charged to the provision and are presented as investing activities in the statement of cash flows.

The present value of environmental rehabilitation costs relating to activities after production commenced (restoration liabilities) as well as changes therein are expensed as incurred and presented as operating costs. Cash costs incurred to rehabilitate these disturbances are presented as operating activities in the statement of cash flows.The cost of ongoing rehabilitation is recognised in profit or loss as incurred.

INVESTMENTS IN REHABILITATION OBLIGATION FUNDS

ACCOUNTING POLICIES

Cash and cash equivalents in environmental rehabilitation trust funds

Cash and cash equivalents in environmental rehabilitation trust funds comprise low-risk, interest-bearing cash and cash equivalents and are non-derivative financial assets categorised as loans and receivables.

Reimbursive right for environmental rehabilitation guarantees

Funds held in the cell captive that secure the environmental rehabilitation guarantees issued are recognised as a right to receive a reimbursement and is measured at the lower of the amount of the consolidated environmental rehabilitation liability recognised and the consolidated fair value of the fund assets.

Changes in the carrying value of the fund assets, other than those resulting from contributions and payments, are recognised in finance income.

CASH AND CASH EQUIVALENTS

ACCOUNTING POLICIES

Cash and cash equivalents are non-derivative financial assets categorised as loans and receivables and comprise cash on hand, demand deposits, and highly liquid investments which are readily convertible to known amounts of cash and subject to insignificant risk of changes in value.

Cash and cash equivalents are initially measured at fair value. Subsequent to initial recognition, cash and cash equivalents are measured at amortised cost, which is equivalent to their fair value.

TRADE AND OTHER RECEIVABLES

ACCOUNTING POLICIES

Trade and other receivables, excluding Value Added Tax and prepayments, are non-derivative financial assets categorised as loans and receivables.

These assets are initially measured at fair value plus directly attributable transaction costs. Subsequent to initial recognition, they are measured at amortised cost using the effective interest method less any impairment losses.

The Group derecognises a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred, or it neither transfers nor retains substantially all of the risks and rewards of ownership and does not retain control over the transferred asset. Any interest in such derecognised financial assets that is created or retained by the Group is recognised as a separate asset or liability.

Impairment

A financial asset not classified at fair value through profit or loss is assessed at each reporting date to determine whether there is any objective evidence (e.g. delinquency of a debtor and indications that a debtor will enter bankruptcy) that it is impaired. A financial asset is considered to be impaired if objective evidence indicates that one or more events have had a negative effect on the estimated future cash flows of that asset.

Any impairment losses are recognised in the statement of profit or loss.

TRADE AND OTHER PAYABLES

ACCOUNTING POLICIES

Trade and other payables, excluding payroll accruals, accrued leave pay and provision for performance based incentives, are non-derivative financial liabilities categorised as financial liabilities measured at amortised cost.

These liabilities are initially measured at fair value plus directly attributable transaction costs. Subsequent to initial recognition, they are measured at amortised cost using the effective interest method. The Group derecognises a financial liability when its contractual rights are discharged, or cancelled or expire.

Short-term employee benefits are expensed as the related service is provided. A liability is recognised for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

INVENTORIES

ACCOUNTING POLICIES

Gold in process is stated at the lower of cost and net realisable value. Costs are assigned to gold in process on a weighted average cost basis. Costs comprise all costs incurred to the stage immediately prior to smelting, including costs of extraction and processing as they are reliably measurable at that point. Gold bullion is stated at the lower of cost and net realisable value. Selling and general administration costs are excluded from inventory valuation.

Consumable stores are stated at cost less allowances for obsolescence. Cost of consumables is based on the weighted average cost principle and includes expenditure incurred in acquiring inventories and bringing them to their existing location and condition.

Net realisable value is the estimated selling price in the ordinary course of business, less the estimated cost of completion and selling expenses.

INCOME TAX

SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES

Management periodically evaluates positions taken where tax regulations are subject to interpretation. This includes the treatment of Ergo as a single mining operation pursuant to the relevant ring-fencing legislation.

The deferred tax liability is calculated by applying a forecast weighted average tax rate that is based on a prescribed formula. The calculation of the forecast weighted average tax rate requires the use of assumptions and estimates and are inherently uncertain and could change materially over time. These assumptions and estimates include expected future profitability and timing of the reversal of the temporary differences. Due to the forecast weighted average tax rate being based on a prescribed formula that increases the effective tax rate with an increase in forecast future profitability, and vice versa, the tax rate can vary significantly year on year and can move contrary to current period financial performance.

A 100 basis points increase in the effective tax rate will result in an increase in the net deferred tax liability at June 30, 2018 of approximately R8.0 million (2017: R7.4 million; 2016: R8.1 million).

The assessment of the probability that future taxable profits will be available against which the tax losses and unredeemed capital expenditure can be utilised requires the use of assumptions and estimates and are inherently uncertain and could change materially over time.

Capital expenditure is assessed by the South African Receiver of Revenue when it is redeemed against taxable mining income rather than when it is incurred. A different interpretation by the South African Receiver of Revenue regarding the deductibility of these capital allowances may therefore become evident subsequent to the year of assessment when the capital expenditure is incurred.

ACCOUNTING POLICIES

Income tax expense comprises current and deferred tax. Each company is taxed as a separate entity and tax is not set-off between the companies.

Current tax

Current tax comprise the expected tax payable or receivable on the taxable income or loss for the year and any adjustment on tax payable or receivable in respect of the previous year is recognised in profit or loss except to the extent that it relates to items recognised directly in equity or OCI. The current tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the reporting date.

Deferred tax

Deferred tax is recognised in respect of temporary differences between the carrying amounts and the tax bases of assets and liabilities. Deferred tax is not recognised on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit.

Deferred tax assets relating to unutilised tax losses and unutilised capital allowances are recognised to the extent that it is probable that future taxable profits will be available against which the unutilised tax losses and unutilised capital allowances can be utilised. The recoverability of these assets is reviewed at each reporting date and adjusted if recovery is no longer probable.

Deferred tax related to gold mining income is measured at a forecast weighted average tax rate that is expected to be applied to temporary differences when they reverse, using tax rates enacted or substantially enacted at the reporting date.

EMPLOYEE BENEFITS

ACCOUNTING POLICIES

Cash-settled share-based payments (“Long-Term Incentive” or “LTI”)

Cash-settled share-based payments are measured at fair value and remeasured at each reporting date to reflect the potential outflow of cash resources to settle the liability, with a corresponding adjustment in profit or loss. Vesting assumptions for non-market conditions are reviewed at each reporting date to ensure they reflect current expectations.

Post-retirement medical benefit

The Group's net obligation in respect of long term employee benefits is the amount of future benefit that employees have earned in return for their service in the current and prior periods. That benefit is discounted to determine the present value. Remeasurements are recognised in profit or loss in the period in which they arise.

EQUITY

ACCOUNTING POLICIES

Ordinary share capital

Ordinary shares and the cumulative preference shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity, net of any tax effect.

Repurchase and reissue of ordinary shares (treasury shares)

When shares recognised as equity are repurchased, the amount of the consideration paid, which includes directly attributable costs is recognised as a deduction from equity. Repurchased shares are classified as treasury shares and are presented as a deduction from share capital.

Dividends

Dividends are recognised as a liability on the date on which they are declared which is the date when the shareholders’ right to the dividends vest.

OPERATING SEGMENTS

ACCOUNTING POLICIES

Operating segments are reported in a manner consistent with internal reports that the Group’s chief operating decision maker (CODM) reviews regularly in allocating resources and assessing performance of operating segments. The CODM has been identified as the Group’s Executive Committee. The Group has one revenue stream, the sale of gold. To identify operating segments, management reviewed various factors, including operational structure and mining infrastructure. It was determined that an operating segment consists of a single or multiple metallurgical plants that, together with its deposition facility, is capable of operating independently.

When assessing profitability, the CODM considers, inter alia, the revenue and production costs of each segment. The net of these amounts is the operating profit or loss. Therefore, operating profit has been disclosed in the segment report as the primary measure of profit or loss. The CODM also considered other costs that, in addition to the operating profit or loss, result in the working profit or loss.

INTEREST IN SUBSIDIARIES

ACCOUNTING POLICIES

Significant subsidiaries of the Group are those subsidiaries with the most significant contribution to the Group's profit or loss or assets.

ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE

SIGNIFICANT ACCOUNTING JUDGEMENTS

The assessment of whether the disposal is highly probable requires the exercise of significant judgement and estimates of the outcome of future events that are not wholly within the control of the Group.

ACCOUNTING POLICIES

Non-current assets or disposal groups, comprising non-current assets and liabilities, are classified as held for sale if it is highly probable that they will be recovered primarily through sale rather than continuing use. Such assets or disposal groups are measured at the lower of their carrying amount and fair value less cost to sell. Impairment losses on initial application as held for sale and subsequent gains and losses on re-measurement are recognised in profit or loss.

Non-current assets and disposal groups cease to be classified as held for sale if it is not highly probable that they will be recovered primarily through sale rather than continuing use.

Such assets that cease to be classified as held for sale are measured at the lower of their carrying amount before such assets were classified as held for sale, adjusted for any depreciation that would have been recognised had such assets not been classified as held for sale, and their recoverable amount at the date of the subsequent decision not to sell.

FINANCIAL ASSETS

SIGNIFICANT ACCOUNTING JUDGEMENTS

The assessment to define the accounting policy and subsequent classification of the long-term receivable requires the exercise of significant judgement of the outcome of future events that are not wholly under the control of the Group.

The judicial proceedings that impacts on the long-term receivable are inherently complex legal issues that are subject to uncertainties and complexities and are subject to interpretation.

SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES

The fair value determination of the long-term receivable is determined using assumptions and estimates that are inherently uncertain and can change materially over time.

These assumptions and estimates include estimating the timing of concluding on the main application, the ultimate settlement terms, the discount rate applied and the credit risk assessment for impairment purposes.

ACCOUNTING POLICIES

Investment in other entities

The Group’s listed and unlisted investments in equity securities are classified as available-for-sale financial assets. These assets are initially recognised at fair value plus any directly attributable transaction costs. Subsequent to initial recognition they are measured at fair value and changes therein, other than impairment losses, are recognised in OCI.

Long-term receivable

The long-term receivable is a non-derivative financial asset categorised as loans and receivables.

The asset is initially measured at fair value and any difference between the face value of payments made and the fair value of the long-term receivable on initial recognition are recognised in profit or loss as a finance expense.

Subsequent to initial recognition, the long-term receivable is measured at amortised cost using the effective interest method less any impairment losses. Unwinding of the carrying value is accounted for as a finance income.

Impairment

A financial asset not classified at fair value through profit or loss is assessed at each reporting date to determine whether there is any objective evidence (e.g. delinquency of a debtor and indications that a debtor will enter bankruptcy) that it is impaired. A financial asset is considered to be impaired if objective evidence indicates that one or more events have had a negative effect on the estimated future cash flows of that asset.

Any impairment losses are recognised in the statement of profit or loss.

CONTINGENT ASSETS AND LIABILITIES

SIGNIFICANT ACCOUNTING JUDGEMENTS

The assessment of whether an obligating event results in a liability or a contingent liability require the exercise of significant judgement of the outcome of future events that are not wholly within the control of the Group.

Litigation and other judicial proceedings inherently entail complex legal issues that are subject to uncertainties and complexities and are subject to interpretation.

ACCOUNTING POLICIES

A contingent liability is a possible obligation arising from past events and whose existence will be confirmed only by occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Group. A contingent liability may also be a present obligation arising from past events but is not recognised on the basis that an outflow of economic resources to settle the obligation is not viewed as probable, or the amount of the obligation cannot be reliably measured. When the Group has a present obligation, an outflow of economic resources is assessed as probable and the Group can reliably measure the obligation, a provision is recognised.